Fixed assets - Information on telecommunications licenses - Licenses (Details)	Dec. 31, 2018 item
FRANCE | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	4
FRANCE | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
FRANCE | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
SPAIN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	3
SPAIN | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
SPAIN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
POLAND | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	3
POLAND | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
POLAND | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
EGYPT | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
EGYPT | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
EGYPT | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
MOROCCO | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
MOROCCO | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
MOROCCO | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
ROMANIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
ROMANIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
ROMANIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
JORDAN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
JORDAN | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	3
JORDAN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
BELGIUM | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
BELGIUM | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
BELGIUM | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1